Financial risk management - Summary of Credit Risk Exposure By Risk Rating Grades (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of credit risk exposure [line items]
Financial assets	¥ 3,020,544	¥ 22,435,594
Gross carrying amount [member] | Trade And Other Receivables Contract Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,947,158	2,075,559
Gross carrying amount [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets		11,266,558
Gross carrying amount [member] | AAA [Member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets		895,392
Gross carrying amount [member] | AA [Member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets		3,245,007
Gross carrying amount [member] | A [Member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets		7,052,650
Gross carrying amount [member] | BBB [Member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets		27,660
Gross carrying amount [member] | Other [Member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets		45,849
Not past due or due within 30 days [member] | Gross carrying amount [member] | Trade And Other Receivables Contract Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,831,302	1,972,150
Due over 30 to 90 days [member] | Gross carrying amount [member] | Trade And Other Receivables Contract Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	66,618	46,897
Due over 90 days [member] | Gross carrying amount [member] | Trade And Other Receivables Contract Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	¥ 49,238	¥ 56,512